SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

On January 6, 2013, the Group obtained a long-term loan amounting to US$795 (RMB5,000) from Agricultural Bank of China. The loan bears interest at 10% premium above the benchmark interest rate announced by the People’s Bank of China, that is 7.205%, with maturity dates ranging from 2017 to 2019.

On March 27, 2013, the Group received additional banking facility amounting to US$25,455 (RMB160,000) from IEL effective up to March 27, 2014.

On March 29, 2013, the Group received additional banking facility amounting to US$14,319 (RMB90,000) from Agricultural Bank of China effective up to July 31, 2013.